12. FAIR VALUE MEASUREMENT (Details 3)	Jun. 30, 2017	Mar. 30, 2017
Equity Volatility estimate	92.50%	75.00%
Minimum [Member]
Discount rate based on US Treasury obligations	0.90%	0.12%
Maximum [Member]
Discount rate based on US Treasury obligations	1.61%	1.70%